Commitments and Contingencies Future Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supply contracts [Abstract]
2016	$ 413.3
2017	286.6
2018	267.6
2019	272.0
2020	254.1
Thereafter	701.3
Total	2,194.9
Unrecorded Unconditional Purchase Obligation, Purchases	918.7	$ 1,209.2	$ 1,042.7
Advertising and Promotions Future Commitments Due [Abstract]
2016	70.2
2017	72.8
2018	72.5
2019	49.0
2020	26.4
Thereafter	115.3
Total	406.2
Advertising expense	401.6	473.9	447.0
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	30.7
2017	24.6
2018	18.7
2019	14.9
2020	10.0
Thereafter	19.6
Total	118.5
Operating Leases, Rent Expense	$ 30.6	$ 35.0	$ 34.3